POSTRETIREMENT MEDICAL BENEFITS Expected Future Cash Flows (Details) (Postretirement Medical Benefits [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Postretirement Medical Benefits [Member]
Expected future payments, postretirement medical benefits:
2014 - Postretirement Medical Benefits	$ 13,955
2015 - Postretirement Medical Benefits	14,522
2016 - Postretirement Medical Benefits	14,975
2017 - Postretirement Medical Benefits	15,408
2018 - Postretirement Medical Benefits	16,191
Years 2019 - 2023 - Postretirement Medical Benefits	85,342
Expected future receipts, Medicare D Subsidy:
2013 - Medicare D Subsidy	(1,249)
2014 - Medicare D Subsidy	(1,293)
2015 - Medicare D Subsidy	(1,336)
2016 - Medicare D Subsidy	(1,386)
2017 - Medicare D Subsidy	(1,432)
Years 2018 - 2022 - Medicare D Subsidy	(7,807)
Expected future payments, net
2013 - Net Postretirement Medical Benefits	12,706
2014 - Net Postretirement Medical Benefits	13,229
2015 - Net Postretirement Medical Benefits	13,639
2016 - Net Postretirement Medical Benefits	14,022
2017 - Net Postretirement Medical Benefits	14,759
Years 2018 - 2022 - Net Postretirement Medical Benefits	$ 77,535